1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

May 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Eagle Point Income Company Inc.

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Eagle Point Income Company Inc. (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is pre-effective amendment no. 1 to the Registrant’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and amendment no. 12 to the Registrant’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended.

Please direct any questions concerning the filing to the undersigned at (202) 261-3460 or Thomas J. Friedmann at (617) 728-7120.

Very truly yours,

/s/ Philip T. Hinkle